Fair Value Measurements (Details) - Schedule of financial assets and liabilities $ in Thousands	Dec. 31, 2021 USD ($)
2021
Contingent consideration - current	$ (1,392)
Contingent consideration – non-current	(389)
Total	$ (1,781)